S000004324 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000 Health Care RIC 22.5/45 Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.47%	7.88%	9.17%
iShares U.S. Healthcare ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	7.47%	8.75%
Performance Inception Date					Jun. 12, 2000
iShares U.S. Healthcare ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	7.16%	8.40%
iShares U.S. Healthcare ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.05%	5.85%	7.09%

[1]	Index returns through September 19, 2021 reflect the performance of the Dow Jones U.S. Health Care Index. Index returns beginning on September 20, 2021 reflect the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index, which, effective as of September 20, 2021, replaced the Dow Jones U.S. Health Care Index as the Underlying Index of the Fund.